PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

10.PROPERTY, PLANT AND EQUIPMENT, NET

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Freehold land	1,952,618	2,048,104	84,162,893
Buildings and structures	23,466,382	26,303,728	1,080,901,089
Machinery and equipment	63,421,857	70,764,858	2,907,945,675
Leased-out batteries	4,242,908	5,895,670	242,271,214
Vehicles	2,328,694	2,537,029	104,254,325
Office equipment	909,400	829,408	34,082,926
Others	100,318	75,847	3,116,787
Subtotal	96,422,177	108,454,644	4,456,734,909
Less: Accumulated depreciation	(15,222,216)	(23,914,727)	(982,729,690)
Less: Impairment charges	(2,077,258)	(5,840,402)	(240,000,082)
Total property, plant and equipment, net	79,122,703	78,699,515	3,234,005,137

The Group recorded depreciation expenses of VND9,493.6 billion (USD390.1 million), VND6,507.9 billion and VND4,044.6 billion for the years ended December 31, 2024, 2023 and 2022 respectively.

As of December 31, 2024, a portion of property, plant and equipment was mortgaged with banks to secure the Group’s loans and debts (Note 13.2).

During the year, the amount of interest cost that has been capitalized is VND409.4 billion (USD16.8 million) (2023: VND669.4 billion, 2022: VND357 billion).

In 2024, the Group identified specific impairment indicators associated with individual assets, which include:

●	Impairment of leased-out batteries of VND907,2 billion (USD37.3 million) under the Car and E-scooter segments was recognized during the year (2023: VND1,023.6 billion, 2022: VND1,053.6 billion) due to competitive lease subscription fee provided to customers. The Group impaired identified asset based on its fair value.
●	Impairment of battery production line facilities under the Car segment was recognized during the year of VND2,665.3 billion (USD109.5 million) due to idle operations. The Group impaired identified asset based on its fair value.
●	Impairment of showroom assets under the Car segment was recognized during the year of VND190.7 billion (USD7.8 million) due to the change in plan of these showrooms. The Group impaired identified asset based on its disposal cashflows.

The impairment losses were recognised in the administrative expenses. The following methods and significant unobservable inputs were used for the estimation of fair value measurements categorized within Level 3 of the fair value hierarchy:

Item	Valuation technique	Valuation date	Significant unobservable inputs	Amount
Fair value of leased-out batteries	Discounted Cash Flow	December 31, 2024	Discounted rate	8.67 – 10.22 (%/annum)
Fair value of battery production line facilities	Replacement Cost	December 31, 2024	Economic obsolescence	29.4%